Inventories, Net (Details) S/ in Millions	12 Months Ended
	Dec. 31, 2023 PEN (S/) m²	Dec. 31, 2022 PEN (S/)
Inventories, Net (Details) [Line Items]
Long-term balance	S/ 70.3	S/ 65.6
Impairment of lands	1.1	1.2
Indebtedness costs	S/ 1.2	S/ 0.5
Number of apartments	16	1,015
Net impairment	S/ 0.8	S/ 3.2
Construction materials	S/ 49.5	S/ 39.9
Bottom of Range [Member]
Inventories, Net (Details) [Line Items]
Annual interest	7.94%	7.00%
Top of Range [Member]
Inventories, Net (Details) [Line Items]
Annual interest	12.50%	7.90%
San Isidro [Member]
Inventories, Net (Details) [Line Items]
Long-term real estate projects	S/ 56.6	S/ 52.0
Area of Lands (in Square Meters) | m²	0.125
Barranco [Member]
Inventories, Net (Details) [Line Items]
Long-term real estate projects	S/ 13.6	S/ 13.5
Area of Lands (in Square Meters) | m²	0.062
Lurin [Member]
Inventories, Net (Details) [Line Items]
Area of Lands (in Square Meters) | m²	71.4
Comas [Member]
Inventories, Net (Details) [Line Items]
Number of apartments	1,096
Callao [Member]
Inventories, Net (Details) [Line Items]
Number of apartments		135